Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date		rr_ProspectusDate	Jun. 30, 2015
Western Asset California Municipals Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	WESTERN ASSET CALIFORNIA MUNICIPALS FUND
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks to provide California investors with as high a level of current income exempt from regular federal income taxes and California state personal income taxes as is consistent with the preservation of capital.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

			You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 21 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 70 under the heading “Sales Charge Waivers and Reductions.”
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	7.00%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class FI shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
			Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its assets in California municipal securities and other investments with similar economic characteristics, the interest on which is exempt from regular federal income tax and California state personal income tax but which may be subject to the alternative minimum tax. The fund’s 80% policy may not be changed without a shareholder vote.

California municipal securities include debt obligations issued by the State of California and its political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities issued or backed by banks, insurance companies and other financial institutions.

The fund normally invests in intermediate-term and long-term municipal securities that have remaining maturities from one to more than thirty years at the time of purchase. The fund focuses on investment grade bonds (that is, securities rated in the Baa/BBB categories or above or, if unrated, determined to be of comparable credit quality by the subadviser) but may invest up to 20% of its assets in below investment grade bonds (commonly known as “high yield” or “junk” bonds).

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself.

Instead of, and/or in addition to, investing directly in particular securities, the fund may use instruments such as derivatives, including options, futures contracts and inverse floating rate instruments issued in tender option bond transactions, and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique. The fund may use one or more types of these instruments without limit, except that these instruments are taken into account when determining compliance with the fund’s 80% policy. For additional information regarding derivatives, see “More on the fund’s investment strategies, investments and risks—Derivatives” in this Prospectus.

The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes. The fund may leverage its assets by investing proceeds received through tender option bond transactions, which is considered a form of borrowing. See “More on the fund’s investment strategies, investments and risks—Tender option bonds” in this Prospectus.

			The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.
Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The fund may take temporary defensive positions; in such a case, the fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been historically low, so the fund faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

High yield (“junk”) bonds risk. High yield bonds are generally subject to greater credit risks than higher-grade bonds. High yield bonds are considered speculative, tend to be less liquid and are more difficult to value than higher grade securities. High yield bonds tend to be volatile and more susceptible to adverse events and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and such differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the fund’s assets.

Tender option bond risk. Tender option bond transactions expose the fund to leverage and credit risk, and generally involve greater risk than investments in fixed rate municipal bonds, including the risk of loss of principal. The interest payments that the fund would typically receive on inverse floating rate debt instruments (“inverse floaters”) acquired in such transactions vary inversely with short-term interest rates and will be reduced (and potentially eliminated) when short-term interest rates increase. In addition, the risk of leverage will be increased to the extent that the fund invests the proceeds that it receives from the sale of floating rate securities in a tender option bond transaction in other securities. Inverse floaters will generally underperform the market for fixed rate municipal securities when interest rates rise. The value and market for inverse floaters can be volatile, and inverse floaters can have limited liquidity. Investments in inverse floaters issued in tender option bond transactions are derivative instruments and, therefore, are also subject to the risks generally applicable to investments in derivatives.

Liquidity risk. Some assets held by the fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Tax risk. The income on the fund’s municipal securities could become subject to regular federal income and/or California state personal income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Risks relating to investments in municipal securities. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. In recent periods an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse.

Risks associated with focusing on investments in California municipal securities. The fund focuses its investments on California municipal securities. The fund may be affected significantly by adverse economic, political or other events affecting California municipal issuers. The recent economic downturn has had a severe and negative impact on the State of California, causing a significant deterioration in California’s economic base. California’s economic and fiscal problems heighten the risks of investing in California municipal securities, including the risks of downgrades, market illiquidity and issuer defaults. Also, the fund may be more volatile than a more geographically diverse fund.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates is incorrect.

			These risks are discussed in more detail later in this Prospectus or in the SAI.
Risk Lose Money [Text]		rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark and an average. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

			Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark and an average.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund)
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Total returns (%) Before taxes
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best Quarter (09/30/2009): 9.19 Worst Quarter (12/31/2008): (5.02) The year-to-date return as of the most recent calendar quarter, which ended March 31, 2015, was 1.33
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) (for periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns for classes other than Class A shares will vary from returns shown for Class A shares.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns for classes other than Class A shares will vary from returns shown for Class A shares.
Western Asset California Municipals Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1],[2]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	$ 15
Management fees		rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses		rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.72%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	0.72%
1 year		rr_ExpenseExampleYear01	$ 495
3 years		rr_ExpenseExampleYear03	645
5 years		rr_ExpenseExampleYear05	808
10 years		rr_ExpenseExampleYear10	1,281
1 year		rr_ExpenseExampleNoRedemptionYear01	495
3 years		rr_ExpenseExampleNoRedemptionYear03	645
5 years		rr_ExpenseExampleNoRedemptionYear05	808
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,281
2005		rr_AnnualReturn2005	2.98%
2006		rr_AnnualReturn2006	6.28%
2007		rr_AnnualReturn2007	3.88%
2008		rr_AnnualReturn2008	(8.77%)
2009		rr_AnnualReturn2009	16.43%
2010		rr_AnnualReturn2010	1.72%
2011		rr_AnnualReturn2011	12.22%
2012		rr_AnnualReturn2012	9.26%
2013		rr_AnnualReturn2013	(3.89%)
2014		rr_AnnualReturn2014	9.84%
Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.33%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	9.19%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(5.02%)
1 year		rr_AverageAnnualReturnYear01	5.15%
5 years		rr_AverageAnnualReturnYear05	4.74%
10 years		rr_AverageAnnualReturnYear10	4.29%
Western Asset California Municipals Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ($)	[3]	rr_MaximumAccountFee	$ 15
Management fees		rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.70%
Other expenses		rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.29%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.29%
1 year		rr_ExpenseExampleYear01	$ 231
3 years		rr_ExpenseExampleYear03	408
5 years		rr_ExpenseExampleYear05	707
10 years		rr_ExpenseExampleYear10	1,556
1 year		rr_ExpenseExampleNoRedemptionYear01	131
3 years		rr_ExpenseExampleNoRedemptionYear03	408
5 years		rr_ExpenseExampleNoRedemptionYear05	707
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,556
1 year		rr_AverageAnnualReturnYear01	8.17%
5 years		rr_AverageAnnualReturnYear05	5.05%
10 years		rr_AverageAnnualReturnYear10	4.16%
Western Asset California Municipals Fund | Class FI
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[5]	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.00%
Fees waived and/or expenses reimbursed	[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	0.85%
1 year		rr_ExpenseExampleYear01	$ 87
3 years		rr_ExpenseExampleYear03	303
5 years		rr_ExpenseExampleYear05	537
10 years		rr_ExpenseExampleYear10	1,209
1 year		rr_ExpenseExampleNoRedemptionYear01	87
3 years		rr_ExpenseExampleNoRedemptionYear03	303
5 years		rr_ExpenseExampleNoRedemptionYear05	537
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,209
Western Asset California Municipals Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.70%
Fees waived and/or expenses reimbursed	[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	0.60%
1 year		rr_ExpenseExampleYear01	$ 61
3 years		rr_ExpenseExampleYear03	214
5 years		rr_ExpenseExampleYear05	380
10 years		rr_ExpenseExampleYear10	861
1 year		rr_ExpenseExampleNoRedemptionYear01	61
3 years		rr_ExpenseExampleNoRedemptionYear03	214
5 years		rr_ExpenseExampleNoRedemptionYear05	380
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 861
1 year		rr_AverageAnnualReturnYear01	9.98%
5 years		rr_AverageAnnualReturnYear05	5.78%
10 years	[4]	rr_AverageAnnualReturnYear10
Since inception		rr_AverageAnnualReturnSinceInception	4.88%
Inception date		rr_AverageAnnualReturnInceptionDate	Mar. 02, 2007
Western Asset California Municipals Fund | Return after taxes on distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 year		rr_AverageAnnualReturnYear01	5.15%
5 years		rr_AverageAnnualReturnYear05	4.74%
10 years		rr_AverageAnnualReturnYear10	4.29%
Western Asset California Municipals Fund | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:		rr_RiskReturnAbstract
1 year		rr_AverageAnnualReturnYear01	4.79%
5 years		rr_AverageAnnualReturnYear05	4.68%
10 years		rr_AverageAnnualReturnYear10	4.31%
Western Asset California Municipals Fund | Barclays California Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 year	[7]	rr_AverageAnnualReturnYear01	9.97%
5 years	[7]	rr_AverageAnnualReturnYear05	6.20%
10 years	[7]	rr_AverageAnnualReturnYear10	5.04%
Western Asset California Municipals Fund | Lipper California Municipal Debt Funds Category Average (reflects fees and expenses but no deduction for sales charges or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 year	[8]	rr_AverageAnnualReturnYear01	11.88%
5 years	[8]	rr_AverageAnnualReturnYear05	6.17%
10 years	[8]	rr_AverageAnnualReturnYear10	4.38%

[1]	Maximum deferred sales charge (load) may be reduced over time.
[2]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[3]	If your shares are held in a direct account and the value of your account is below $1,000, the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[4]	N/A
[5]	"Other expenses" for Class FI shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[6]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.85% for Class FI shares and 0.60% for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2016, without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[7]	For Class I shares, for the period from March 31, 2007 to December 31, 2014, the average annual total return of the Barclays California Municipal Bond Index was 5.20%.
[8]	For Class I shares, for the period from March 31, 2007 to December 31, 2014, the average annual total return of the Lipper California Municipal Debt Funds Category Average was 4.51%.